Schedule of financial assets at fair value through profit or loss (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total Current	$ 15,451	$ 3,352
Government bonds member
IfrsStatementLineItems [Line Items]
Total Current	8,872	3,352
Money market fund member
IfrsStatementLineItems [Line Items]
Total Current	$ 6,579